INVENTORY, NET (Tables)	6 Months Ended
Jun. 30, 2025
Inventories [Abstract]
Schedule of current inventories

(US$ MILLIONS)	June 30, 2025	December 31, 2024
Raw materials and consumables	$785	$809
Work in progress	831	613
Finished goods and other (1)	1,254	994
Carrying amount of inventories	$2,870	$2,416
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(1)Finished goods and other primarily comprises finished goods inventory at the partnership’s advanced energy storage operation and engineered components manufacturing operation.